Investment Objectives and Goals	Nov. 04, 2025
Eventide Gilead Fund
Prospectus [Line Items]
Risk/Return [Heading]	Eventide Gilead Fund Fund Summary
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Eventide Gilead Fund (the “Gilead Fund” or the “Fund”) seeks to provide long-term capital appreciation.
Eventide Healthcare & Life Sciences Fund
Prospectus [Line Items]
Risk/Return [Heading]	Eventide Healthcare & Life Sciences Fund Fund Summary
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Eventide Healthcare & Life Sciences Fund (the “Healthcare & Life Sciences Fund” or the “Fund”) seeks to achieve long-term capital appreciation.
Eventide Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	Eventide Balanced Fund Fund Summary
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Eventide Balanced Fund (the “Balanced Fund” or the “Fund”) seeks current income while maintaining the potential for capital appreciation.
Eventide Dividend Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Eventide Dividend Growth Fund Fund Summary
Objective [Heading]	Investment Objectives.
Objective, Primary [Text Block]	The investment objective of the Eventide Dividend Growth Fund (the “Dividend Growth Fund” or the “Fund”) is dividend growth and long-term capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary objective is dividend income.
Eventide Limited-Term Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Eventide Limited-Term Bond Fund Fund Summary
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Eventide Limited-Term Bond Fund (the “Limited-Term Bond Fund” or the “Fund”) is income.
Eventide Exponential Technologies Fund
Prospectus [Line Items]
Risk/Return [Heading]	Eventide Exponential Technologies Fund Fund Summary
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Eventide Exponential Technologies Fund (the “Exponential Technologies Fund” or the “Fund”) seeks to provide long-term capital appreciation.
Eventide Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Eventide Core Bond Fund Fund Summary
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Eventide Core Bond Fund’s (the “Core Bond Fund” or the “Fund”) investment objective is total return consistent with income generation.
Eventide Large Cap Focus Fund
Prospectus [Line Items]
Risk/Return [Heading]	Eventide Large Cap Focus Fund Fund Summary
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Eventide Large Cap Focus Fund (the “Large Cap Focus Fund” or the “Fund”) seeks to provide long-term capital appreciation.